Employee Benefit Plans - Schedule of Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Pension benefits
2023	$ 1,037
2024	1,038
2025	1,104
2026	1,190
2027	1,340
2028 to 2032	$ 8,873